Note 21 - Continued Operations	12 Months Ended
Dec. 31, 2012
Continued Operations [Text Block]
21.           Continued Operations

In 2007 the Company made an investment in the drybulk sector, and from 2007 to 2010, the Company owned a total of five dry bulk vessels (“Drybulk Business”) (three Panamax, one Supramax and one Handymax) under time charters, three of which were scheduled to expire during 2011. The Company had determined that in 2010 it operated under two reportable segments as the chief operating decision maker reviewed drybulk operations separate from that of the tankers and therefore presented operating results accordingly.

Following the sale of four drybulk vessels during 2011 and management’s intention to sell M/V Evian, the Company’s last dry bulk vessel, the Company determined that as of December 31, 2011,the Drybulk Business should be reflected as discontinued operations.(Note 8).

During 2012, the Company actively marketed M/V Evian but did not receive any suitable offers in order to sell the vessel. In addition, during May 2012 the Company was offered and subsequently signed a bareboat timecharter for the vessel at a rate higher than the prevailing market rates at that time. Thus on this basis the Company decided to change the plan of sale of the M/V Evian and assessed that it will continue to generate revenue (and incur associated costs) from its continuing operations. As a result, the M/V Evian no longer met the criteria to be classified as held for sale and reclassified the vessel as held for use and measured the vessel at its fair value, resulting in a write-up of $2,086. As a result, the Drybulk business was reclassified to continuing operations for all periods presented. In evaluating the ongoing business operations, the Company determined that since tankers and dry bulk carriers have similar economic characteristics and that there is only one dry bulk vessel left, and as the chief operating decision maker reviews operating results solely by revenue per day and operating results of the fleet, the Company concluded that in 2012 they operated under one segment. Therefore, the presentation of the operating results for the year ended December 31, 2011 was modified accordingly.